Share-based payments - Details grants Rapidfit (Detail) - Rapidfit+ plan [member]	12 Months Ended
	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 EUR (€) shares
Disclosure of Rapidfit+ details grants [line items]
Outstanding at beginning of period	199	199	199
Granted	0	0	0
Forfeited / Cancelled	(13)	0	0
Exercised	0	0	0
Outstanding at end of period	186	199	199
Exercisable at the end of period	184	0	0